UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-12

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	88

Form 13F Information Table Value Total:	76,991,856


       Form 13F Information Table
      Moon Capital Management, LLC
       13F CIK Number: 0001410588
     	June 30, 2012



<c>NAME OF ISSUER                       <c>TITLE OF CL<c>CUSIP     <c>VALUE    <c>SHRS or P<c>INVESTMENT DI<c>OTHER MA<c>VOTING AU
FNMA 					Fixed Income 	313586RC5	 202 	 245,000 		  Sole  	  -    	Sole
 0.000% Due 10-09-19
 FNMA 	 				Fixed Income 	31359MNU3	 507 	 505,000 		  Sole  	  -    	Sole
 5.250% Due 08-01-12
 FNMA, step 1.5%-6.0% 			Fixed Income 	3136FT6Y0	 451 	 450,000 		  Sole  	  -    	Sole
 1.500% Due 04-12-27
 FNMA, steps to 2% 1/13, 3% 7/1 	Fixed Income 	3136G0RE3	 200 	 200,000 		  Sole  	  -    	Sole
 1.000% Due 07-23-27
 FNMA, steps to 2.25% 10/12, 3% 	Fixed Income 	3136FTCV9	 300 	 300,000 		  Sole  	  -    	Sole
 1.750% Due 10-26-26
 FNMA, steps to 3% 12/12, 4% 6/ 	Fixed Income 	3136G0PL9	 629 	 630,000 		  Sole  	  -    	Sole
 1.000% Due 06-28-27
 FNMA, steps to 4% 12/14, 5% 12 	Fixed Income 	3136FTWN5	 504 	 500,000 		  Sole  	  -    	Sole
 2.000% Due 12-28-26
 FNMA, steps to 4% 3/14, 5% 3/1 	Fixed Income 	3136FT3V9	 453 	 450,000 		  Sole  	  -    	Sole
 1.500% Due 03-22-27
 FNMA, steps to 6% 			Fixed Income 	3136FTJC4	 323 	 320,000 		  Sole  	  -    	Sole
 3.250% Due 10-26-26
 Bank of Manhattan 	 		Fixed Income 	063420AK9	 750 	 750,000 		  Sole  	  -    	Sole
 0.300% Due 08-06-12
 American General Finance 	 	Fixed Income 	02635PTB9	 520 	 522,000 		  Sole  	  -    	Sole
 4.875% Due 07-15-12
 Barclays Bank, 3 month Libor + 	Fixed Income 	06740PMS2	 698 	 730,000 		  Sole  	  -    	Sole
 2.500% Due 09-17-15
 Berkshire Hathaway 	 		Fixed Income 	084670BF4	 254 	 245,000 		  Sole  	  -    	Sole
 3.400% Due 01-31-22
 Dell 	 				Fixed Income 	24702RAE1	 455 	 395,000 		  Sole  	  -    	Sole
 5.650% Due 04-15-18
 Florida Power & Light 	 		Fixed Income 	341081EQ6	 255 	 200,000 		  Sole  	  -    	Sole
 5.625% Due 04-01-34
 GE Capital Corp, 3 Month Libor 	Fixed Income 	36962G4N1	 485 	 490,000 		  Sole  	  -    	Sole
 2.500% Due 08-11-15
 GMAC 	 				Fixed Income 	3704A0E73	 296 	 295,000 		  Sole  	  -    	Sole
 8.650% Due 08-15-15
 GR Washington 	 			Fixed Income 	372546AN1	 562 	 500,000 		  Sole  	  -    	Sole
 4.452% Due 09-15-21
 Goldman Sachs 	 			Fixed Income 	38144LAC4	 954 	 940,000 		  Sole  	  -    	Sole
 5.450% Due 11-01-12
 JP Morgan Chase 	 		Fixed Income 	46625HJA9	 513 	 500,000 		  Sole  	  -    	Sole
 3.150% Due 07-05-16
 Morgan Stanley 	 		Fixed Income 	617446HR3	 958 	 940,000 		  Sole  	  -    	Sole
 5.300% Due 03-01-13
 Knox County TN Hospital Revenu 	Fixed Income 	499523SA7	 380 	 450,000 		  Sole  	  -    	Sole
 0.000% Due 01-01-16
 Knoxville TN GO 			Fixed Income 	499731D46	 275 	 270,000 		  Sole  	  -    	Sole
 3.000% Due 05-01-25
 Memphis TN Electric 	 		Fixed Income 	586158KW6	 214 	 210,000 		  Sole  	  -    	Sole
 5.000% Due 12-01-12
 Roane County, TN 	 		Fixed Income 	769773VE9	 976 	 935,000 		  Sole  	  -    	Sole
 3.000% Due 06-01-14
 3M Company 	 			Equities 	88579y101	 216 	 2,409 		  	  Sole  	  -    	Sole
 AT&T 	 				Equities 	00206r102	 619 	 17,362 		  Sole  	  -    	Sole
 American Express 	 		Equities 	025816109	 3,021 	 51,895 		  Sole  	  -    	Sole
 Apple Computer 	 		Equities 	37833100	 349 	 597 		  	  Sole  	  -    	Sole
 Astrazeneca PLC 	 		Equities 	046353108	 578 	 12,910 		  Sole  	  -    	Sole
 BB and T Corp 	 			Equities 	054937107	 518 	 16,790 		  Sole  	  -    	Sole
 Bank of America Corp 	 		Equities 	060505104	 1,814 	 221,715 		  Sole  	  -    	Sole
 Berkshire Hathaway 	 		Equities 	84670702	 3,607 	 43,280 		  Sole  	  -    	Sole
 Berkshire Hathaway Cl A 	 	Equities 	084670108	 500 	 4 		  	  Sole  	  -    	Sole
 Cisco Sys Inc 	 			Equities 	17275R102	 1,281 	 74,615 		  Sole  	  -    	Sole
 Coca-Cola 	 			Equities 	19126100	 281 	 3,597 		  	  Sole  	  -    	Sole
 ConocoPhillips 	 		Equities 	20825c104	 1,765 	 31,594 		  Sole  	  -    	Sole
 Dell, Inc. 	 			Equities 	24702r101	 2,089 	 166,950 		  Sole  	  -    	Sole
 Douglas Dynamics, Inc. 	 	Equities 	25960r105	 789 	 55,370 		  Sole  	  -    	Sole
 Eli Lilly & Co. 	 		Equities 	532457108	 563 	 13,128 		  Sole  	  -    	Sole
 Exxon Mobil Corp. 	 		Equities 	30231g102	 670 	 7,830 		  	  Sole  	  -    	Sole
 First Financial Bancorp 	 	Equities 	320209109	 722 	 45,200 		  Sole  	  -    	Sole
 General Electric 	 		Equities 	369604103	 3,245 	 155,715 		  Sole  	  -    	Sole
 Goldman Sachs 	 			Equities 	38141g104	 1,716 	 17,905 		  Sole  	  -    	Sole
 H&R Block 	 			Equities 	093671105	 1,843 	 115,340 		  Sole  	  -    	Sole
 Home Depot 	 			Equities 	437076102	 209 	 3,941 		  	  Sole  	  -    	Sole
 Ingram Micro Inc. 	 		Equities 	457153104	 1,781 	 101,935 		  Sole  	  -    	Sole
 International Business Machine 	Equities 	459200101	 667 	 3,409 		  	  Sole  	  -    	Sole
 JP Morgan & Co 	 		Equities 	46625h100	 2,550 	 71,372 		  Sole  	  -    	Sole
 Johnson & Johnson 	 		Equities 	478160104	 303 	 4,484 		  	  Sole  	  -    	Sole
 Legg Mason Inc. 	 		Equities 	524901105	 1,933 	 73,295 		  Sole  	  -    	Sole
 Leggett & Platt, Incorporated 	 	Equities 	524660107	 753 	 35,620 		  Sole  	  -    	Sole
 Lockheed Martin 	 		Equities 	539830109	 599 	 6,884 		  	  Sole  	  -    	Sole
 Microsoft 	 			Equities 	594918104	 2,950 	 96,440 		  Sole  	  -    	Sole
 Pepsico Inc 	 			Equities 	713448108	 311 	 4,398 		  	  Sole  	  -    	Sole
 Plum Creek Timber Co. REIT 	 	Equities 	729251108	 2,310 	 58,191 		  Sole  	  -    	Sole
 ProShares UltraShort Barclays  	Equities 	74347r297	 740 	 46,695 		  Sole  	  -    	Sole
 Quest Diagnostics Inc. 	 	Equities 	74834l100	 2,684 	 44,800 		  Sole  	  -    	Sole
 RenaissanceRe Holdings Ltd 	 	Equities 	g7496g103	 2,034 	 26,755 		  Sole  	  -    	Sole
 SPDR Gold Shares  	 		Equities 	78463v107	 470 	 3,030 		  	  Sole  	  -    	Sole
 Southern Co. 	 			Equities 	842587107	 360 	 7,785 		  	  Sole  	  -    	Sole
 Southwestern Energy Co. 	 	Equities 	845467109	 281 	 8,812 		  	  Sole  	  -    	Sole
 The Charles Schwab Corp. 	 	Equities 	808513105	 2,029 	 156,890 		  Sole  	  -    	Sole
 Unilever PLC ADR 	 		Equities 	904767704	 596 	 17,660 		  Sole  	  -    	Sole
 UnitedHealth Group 	 		Equities 	91324p102	 1,605 	 27,430 		  Sole  	  -    	Sole
 VCA Antech Inc 	 		Equities 	918194101	 216 	 9,828 		  	  Sole  	  -    	Sole
 Vodafone Group 	 		Equities 	92857w209	 2,306 	 81,835 		  Sole  	  -    	Sole
 Waste Management 	 		Equities 	94106l109	 610 	 18,250 		  Sole  	  -    	Sole
 Wells Fargo 	 			Equities 	949746101	 222 	 6,648 		  	  Sole  	  -    	Sole
 iPath DJ AIG Natural Gas TR Su 	Equities 	06739H644	 676 	 211,290 		  Sole  	  -    	Sole
 Columbia Acorn Fund Class Z 	 	Equities 	197199409	 768 	 30,550 		  Sole  	  -    	Sole
 Columbia Acorn Select Fund Z 	 	Equities 	197199854	 262 	 10,532 		  Sole  	  -    	Sole
 Fidelity Contrafund  	 		Equities 	316071109	 216 	 2,891 		  	  Sole  	  -    	Sole
 Heartland Value Fund 	 		Equities 	422352831	 497 	 12,377 		  Sole  	  -    	Sole
 NB Partners Fund Inv Class 	 	Equities 	641224787	 220 	 8,589 		  	  Sole  	  -    	Sole
 PIMCO Total Return Fund 	 	Fixed Income 	693390726	 243 	 21,496 		  Sole  	  -    	Sole
 Vanguard International Growth  	Equities 	921910204	 384 	 22,369 		  Sole  	  -    	Sole
 Vanguard Wellington Fund 	 	Equities 	921935102	 446 	 13,566 		  Sole  	  -    	Sole
 Vanguard Windsor Fund 	 		Equities 	922018403	 254 	 5,451 		  	  Sole  	  -    	Sole
 Baron Asset Fund 	 		Equities 	068278100	 548 	 11,172 		  Sole  	  -    	Sole
 Legg Mason Value Trust  	 	Equities 	524659109	 323 	 6,927 		  	  Sole  	  -    	Sole
 Longleaf Partners Fund 	 	Equities 	543069405	 663 	 23,244 		  Sole  	  -    	Sole
 Olstein All Cap Value Fund 	 	Equities 	681383204	 714 	 48,270 		  Sole  	  -    	Sole
 Schwab S&P 500 Index Fund 	 	Equities 	808509855	 643 	 30,007 		  Sole  	  -    	Sole
 Third Avenue Value Fund 	 	Equities 	884116104	 1,186 	 26,458 		  Sole  	  -    	Sole
 Vanguard Windsor II Fund 	 	Equities 	922018205	 355 	 12,751 		  Sole  	  -    	Sole
 Weitz Value Portfolio 	 		Equities 	94904p203	 1,092 	 33,543 		  Sole  	  -    	Sole
 Dupree TN Tax Free Short to Me 	Fixed Income 	266155605	 683 	 62,069 		  Sole  	  -    	Sole